UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21793

Name of Fund: BlackRock Enhanced Government Fund, Inc. (EGF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced

Government Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities — 1.9%
Securitized Asset Backed Receivables LLC Trust (a):
Series 2005-OP1, Class M2, 1.45%, 1/25/35	$805	$767,061
Series 2005-OP2, Class M1, 1.21%, 10/25/35	1,025	948,767
Total Asset-Backed Securities — 1.9%		1,715,828

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.9%
Bank of America Mortgage Trust, Series 2003-J, Class 2A1, 3.54%, 11/25/33 (a)	95	94,790
Bear Stearns ALT-A Trust, Series 2004-13, Class A1, 1.52%, 11/25/34 (a)	120	117,984
HomeBanc Mortgage Trust, Series 2005-4, Class A1, 1.05%, 10/25/35 (a)	690	666,278

		879,052
Interest Only Collateralized Mortgage Obligations — 0.1%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	206	45,673
Total Non-Agency Mortgage-Backed Securities — 1.0%		924,725

Preferred Securities
Capital Trusts — 2.6%
Diversified Financial Services — 0.5%
ZFS Finance USA Trust V, 6.50% (a)(b)	504	503,370
Electric Utilities — 2.1%
PPL Capital Funding, Inc., Series A, 3.82% (a)	2,000	1,920,000
Total Preferred Securities — 2.6%		2,423,370

U.S. Government Sponsored Agency Securities
Agency Obligations — 4.2%
Federal Farm Credit Bank, 4.55%, 6/08/20	$3,500	3,820,177

U.S. Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations — 6.5%
Fannie Mae Mortgage-Backed Securities, Series 2014-28, Class BD, 3.50%, 8/25/43	$1,332	$1,389,954
Freddie Mac Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44	671	695,148
Ginnie Mae Mortgage-Backed Securities, Series 2006-3, Class C, 5.24%, 4/16/39 (a)	3,842	3,877,025

		5,962,127
Interest Only Collateralized Mortgage Obligations — 1.6%
Fannie Mae Mortgage-Backed Securities:
Series 2012-96, Class DI, 4.00%, 2/25/27	1,275	93,853
Series 2012-M9, Class X1, 4.02%, 12/25/17 (a)	2,272	22,613
Series 2012-47, Class NI, 4.50%, 4/25/42	1,336	301,868
Ginnie Mae Mortgage-Backed Securities (a):
Series 2006-30, Class IO, 2.16%, 5/16/46	391	26,426
Series 2009-78, Class SD, 5.22%, 9/20/32	1,371	223,557
Series 2009-116, Class KS, 5.54%, 12/16/39	411	60,227
Series 2011-52, Class NS, 5.74%, 4/16/41	3,807	683,973

		1,412,517
Mortgage-Backed Securities — 54.2%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/28	5,487	5,552,157
3.00%, 6/01/42 - 4/01/43	6,333	6,313,200
3.50%, 8/01/26 - 8/01/44	11,332	11,718,084
4.00%, 4/01/24 - 2/01/41	9,610	10,133,008
4.50%, 4/01/39 - 8/01/40	6,867	7,414,099
5.00%, 11/01/33 - 2/01/40	3,625	3,985,561
5.50%, 10/01/23 - 9/01/36	3,102	3,467,727
6.00%, 2/01/36 - 3/01/38	559	631,449
Freddie Mac Mortgage-Backed Securities, 4.50%, 5/01/34	156	166,562
Ginnie Mae Mortgage-Backed Securities, 5.00%, 11/15/35	5	5,516

		49,387,363
Total U.S. Government Sponsored Agency Securities — 66.5%		60,582,184

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds, 4.38%, 5/15/41 (c)	$5,100	$6,349,301
U.S. Treasury Notes:
1.38%, 4/30/20 (c)	13,500	13,428,814
1.50%, 5/31/20 (c)	1,300	1,296,750
3.13%, 5/15/21	6,500	6,838,201
2.00%, 11/30/22	3,500	3,487,012
2.00%, 2/15/25 (c)	6,000	5,867,580
2.25%, 11/15/25	2,800	2,775,828
1.63%, 2/15/26	900	846,176
Total U.S. Treasury Obligations — 44.9%		40,889,662
Total Long-Term Investments (Cost — $104,687,405) — 116.9%		106,535,769

Short-Term Securities — 7.2%	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (d)(e)	6,591	$6,590,961
Total Short-Term Securities — 7.2%		6,590,961
Options Purchased (Cost — $70,957) — 0.1%		49,412
Total Investments Before Options Written (Cost — $111,349,323) — 124.2%		113,176,142
Options Written (Premiums Received — $358,568) — (0.3)%		(310,908)
Total Investments, Net of Options Written (Cost — $110,990,755*) — 123.9%		112,865,234
Liabilities in Excess of Other Assets — (23.9)%		(21,748,564)

Net Assets — 100.0%		$91,116,670

* As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost		$111,349,323

Gross unrealized appreciation		$3,151,634
Gross unrealized depreciation		(1,324,815)

Net unrealized appreciation		$1,826,819

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	Current yield as of period end.

(e)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,730,899	2,860,062	6,590,961	$6,590,961	$5,318	—

2	BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
BNP Paribas Securities Corp.	0.55%	12/19/16	Open	$993,750	$995,299	U.S. Treasury Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.85%	12/20/16	Open	2,455,000	2,458,606	U.S. Treasury Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.85%	12/29/16	Open	13,415,625	13,436,013	U.S. Treasury Obligations	Open/Demand
Deutsche Bank Securities, Inc.	0.85%	2/07/17	Open	5,917,000	5,921,947	U.S. Treasury Obligations	Open/Demand
Total				$22,781,375	$22,811,865

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(3)	5-Year U.S. Treasury Note	June 2017	$353,180	$667

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	315,000	SEK	2,022,395	Barclays Bank PLC	4/18/17	$(5,108)
NZD	325,000	SEK	2,044,357	Credit Suisse International	4/18/17	(553)
SEK	2,038,477	NZD	315,000	Credit Suisse International	4/18/17	6,904
SEK	3,250,525	NOK	3,120,000	Deutsche Bank AG	5/03/17	(238)
CAD	610,884	NZD	650,000	Citibank N.A.	6/15/17	4,995
CHF	450,812	EUR	420,000	State Street Bank and Trust Co.	6/15/17	2,407
GBP	360,000	USD	440,303	BNP Paribas S.A.	6/15/17	11,508
NOK	5,763,338	AUD	890,000	Morgan Stanley & Co. International PLC	6/15/17	(7,350)
NZD	646,831	AUD	590,000	BNP Paribas S.A.	6/15/17	2,428
NZD	650,000	CAD	606,948	BNP Paribas S.A.	6/15/17	(2,032)
USD	231,055	GBP	185,000	Barclays Bank PLC	6/15/17	(1,126)
USD	441,169	GBP	360,000	State Street Bank and Trust Co.	6/15/17	(10,642)
Total						$1,193

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
NZD Currency	Call	Deutsche Bank AG	04/12/17	SEK	6.55	NZD	1,895	1,895,000	$95
NOK Currency	Call	Deutsche Bank AG	06/29/17	SEK	1.05	NOK	15,615	15,615,000	13,645
EUR Currency	Call	Barclays Bank PLC	09/22/17	GBP	0.90	EUR	1,685	1,685,000	14,769
NOK Currency	Put	Deutsche Bank AG	05/01/17	SEK	1.04	NOK	15,615	15,615,000	9,953
GBP Currency	Put	Citibank N.A.	06/15/17	NOK	10.30	GBP	1,110	1,110,000	4,385

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

OTC Options Purchased (continued)
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
EUR Currency	Put	UBS AG	08/14/17	USD	1.03	EUR	860	860,000	$6,565
Total									$49,412

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	Royal Bank of Canada	Call	1.66%	Receive	3-Month LIBOR	4/27/17	USD	35,000	$(29,917)
5-Year Interest Rate Swap	Royal Bank of Canada	Call	2.08%	Receive	3-Month LIBOR	4/27/17	USD	30,000	(97,271)
10-Year Interest Rate Swap	Royal Bank of Canada	Call	2.40%	Receive	3-Month LIBOR	4/27/17	USD	15,000	(89,351)
30-Year Interest Rate Swap	Royal Bank of Canada	Call	2.64%	Receive	3-Month LIBOR	4/27/17	USD	5,000	(61,465)
Total									$(278,004)

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
NZD Currency	Call	Deutsche Bank AG	04/12/17	SEK	6.55	NZD	1,895	(1,895,000)	$(94)
NOK Currency	Call	Deutsche Bank AG	05/01/17	SEK	1.06	NOK	7,805	(7,805,000)	(1,513)
EUR Currency	Call	UBS AG	05/12/17	CHF	1.09	EUR	1,720	(1,720,000)	(3,059)
EUR Currency	Call	Barclays Bank PLC	05/25/17	GBP	0.90	EUR	1,685	(1,685,000)	(2,152)
NZD Currency	Put	Deutsche Bank AG	04/12/17	SEK	6.25	NZD	1,895	(1,895,000)	(6,593)
GBP Currency	Put	Citibank N.A.	06/15/17	NOK	10.10	GBP	1,110	(1,110,000)	(1,852)
NOK Currency	Put	Deutsche Bank AG	06/29/17	SEK	1.02	NOK	31,225	(31,225,000)	(17,641)
Total									$(32,904)

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IO	Interest Only
LIBOR	London Interbank Offered Rate
NOK	Norwegian Krone
NZD	New Zealand Dollar
OTC	Over-the-Counter
SEK	Swedish Krona
USD	U.S. Dollar

4	BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,715,828	—	$1,715,828
Non-Agency Mortgage-Backed Securities	—	924,725	—	924,725
Preferred Securities	—	2,423,370	—	2,423,370
U.S. Government Sponsored Agency Securities	—	60,582,184	—	60,582,184
U.S. Treasury Obligations	—	40,889,662	—	40,889,662
Short-Term Securities	$6,590,961	—	—	6,590,961
Options Purchased Foreign currency exchange contracts	—	49,412	—	49,412

Total	$6,590,961	$106,585,181	—	$113,176,142

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2017	5

Schedule of Investments (concluded)	BlackRock Enhanced Government Fund, Inc. (EGF)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Foreign currency exchange contracts	—	$28,242	—	$28,909
Interest rate contracts	$667	—		667
Liabilities:
Foreign currency exchange contracts	—	(59,953)	—	(59,953)
Interest rate contracts	—	(278,004)	—	(278,004)

Total	$667	$(309,715)	—	$(309,048)

[1]

Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and options written. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $22,811,865 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

6	BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Government Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 23, 2017